Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

	Years Ended June 30,
	2025	2024	2023
	US$	US$	US$
Income tax credit is comprised of the following:
Current	-	(19,194)	-
Total income tax credit	-	(19,194)	-

Schedule of reconciliation provision for income tax and the provision at the singapore statutory rate

A reconciliation between the Company’s actual provision for income tax and the provision at the Singapore statutory rate was as follows:

	Years Ended June 30,
	2025	2024	2023
	US$	US$	US$

Loss before tax	(3,383,806)	(15,621,986)	(3,213,360)

Loss tax expense computed at statutory rate	(17.0%)	(17.0%)	(17.0%)
Reconciling items:
Non-deductible expenses	2.9%	22.2%	4.7%
Income not subject to tax	(0.0%)	(0.1%)	(0.3%)
Underprovision in respect of prior years	0.0%	0.0%	0.0%
Utilization of previously unrecognized tax losses	0.0%	0.0%	0.0%
Deferred tax assets not recognised	14.1%	(5.1%)	12.6%
Others	0.0%	0.0%	0.0%
Effective tax rate	0.0%	0.0%	0.0%